UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08097

PAX WORLD GROWTH FUND, INC.
(Exact name of registrant as specified in charter)

222 STATE STREET, PORTSMOUTH, NH		03801-3853
(Address of principal executive offices)		(Zip code)

Pax World Management Corp. 222 State Street, Portsmouth, NH 03801-3853 ATTN.: Joseph F. Keefe
(Name and address of agent for service)

Registrant's telephone number, including area code:		800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.     Schedule of Investments.

Schedule of Investments (unaudited)
March 31, 2006

PAXWORLD Growth Fund, Inc.

PERCENT OF NET ASSETS, NAME OF ISSUER AND TITLE OF ISSUE	NUMBER OF SHARES	VALUE

COMMON STOCKS: 86.0%

CONSUMER DISCRETIONARY: 2.5%
Coach, Inc.(a)	80,000	$2,766,400

CONSUMER STAPLES: 5.2%
PepsiCo, Inc.	40,000	2,311,600
Procter & Gamble Co.	58,500	3,370,770
		5,682,370

ENERGY: 8.4%
Baker Hughes, Inc.	40,000	2,736,000
ENSCO International, Inc.	40,000	2,058,000
Hydril Co.(a)	30,000	2,338,500
Questar Corp.	30,000	2,101,500
		9,234,000

FINANCIALS: 4.4%
Investment Technology Group, Inc. (a)	40,000	1,992,000
optionsXpress Holdings, Inc.	100,000	2,908,000
		4,900,000

HEALTH CARE: 12.9%
Gilead Sciences, Inc. (a)	70,000	4,355,400
Kinetic Concepts, Inc. (a)	60,000	2,470,200
Psychiatric Solutions, Inc. (a)	80,000	2,650,400
Sierra Health Services, Inc. (a)	70,000	2,849,000
Thoratec Corp. (a)	100,000	1,927,000
		14,252,000

INDUSTRIALS: 9.1%
Gardner Denver, Inc. (a)	50,000	3,260,000
MSC Industrial Direct Co., Inc., Class A	70,000	3,781,400
Wabtec Corp.	90,000	2,934,000
		9,975,400

INFORMATION TECHNOLOGY: 33.5%
Akamai Technologies, Inc. (a)	100,000	3,289,000
Allscripts Healthcare Solutions, Inc. (a)	80,000	1,464,800
Cerner Corp. (a)	100,000	4,745,000
Cognizant Technology Solutions Corp. (a)	70,000	4,164,300

PERCENT OF NET ASSETS, NAME OF ISSUER AND TITLE OF ISSUE	NUMBER OF SHARES	VALUE

COMMON STOCKS, continued

INFORMATION TECHNOLOGY, continued
Digital Insight Corp. (a)	100,000	$3,640,000
F5 Networks, Inc. (a)	60,000	4,349,400
j2 Global Communication, Inc. (a)	70,000	3,290,000
Neoware Systems, Inc. (a)	100,000	2,962,000
QUALCOMM, Inc.	60,000	3,036,600
Satyam Computer Services Ltd. ADR (a)	50,000	2,188,000
Symbol Technologies, Inc.	588	6,221
TALX Corp.	60,000	1,708,800
Thomas & Betts Corp. (a)	40,000	2,055,200
		36,899,321

MATERIALS: 3.1%
Cemex SA ADR	51,838	3,383,985

TELECOMMUNICATION SERVICES: 6.9%
America Movil SA ADR	180,000	6,166,800
Comverse Technology, Inc. (a)	60,000	1,411,800
		7,578,600

TOTAL COMMON STOCKS (Cost $76,793,560)		94,672,076

MONEY MARKET SHARES: 14.9%

PaxWorld Money Market Fund (b) (Cost $16,368,309)	16,368,309	16,368,309

TOTAL INVESTMENTS: 100.9% (Cost $93,161,869)		111,040,385

Other assets and liabilities (Net):(0.9)%		(951,176)

Net Assets: 100.0%		$110,089,209

(a)	Non income producing security
(b)	Affiliate – security is managed by PaxWorld Management Corp., the Fund’s Adviser
ADR	American Depository Receipt

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Valuation of Investments

Securities listed on any national, regional, local or foreign exchange are valued at the closing prices on such exchanges. Securities listed on the NASDAQ national market system (other than options on stock and stock indices) are valued using the NASDAQ Official Closing Price (the “NOCP”). Certificates of deposit, if any, are valued at cost; accrued interest to March 31, 2006 is included in dividends and interest receivable. Securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Directors.

Federal Income Tax Cost

For Federal income tax purposes, the identified cost of investments, which was substantially the same as the cost for reporting purposes owned at March 31, 2006, as well as the gross unrealized appreciation and depreciation of investments and resulting net unrealized appreciation (depreciation) as of March 31, 2006 was $93,161,869, $18,284,657, $(406,141) and $17,878,516, respectively.

Investment Information

The term “affiliate” is a company in which the fund has ownership of at least 5% of the voting securities. An affiliated company also includes other investment companies that are managed by a fund’s adviser. At March 31, 2006, the Fund held the following security of an affiliated company:

PaxWorld Money Market Fund, Inc.

Value at 12/31/05	Purchased Cost	Sold Cost	Value at 3/31/06	Dividends from non controlled affiliate for the three months ended 3/31/06
$6,140,024	$29,904,185	$19,675,900	$16,368,309	$89,361

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.paxworld.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

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Item 2.                                                             Controls and Procedures.

(a)           It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.                                                             Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pax World Growth Fund, Inc.

By (Signature and Title)*	/s/	Thomas W. Grant
Thomas W. Grant, President (Principal Executive Officer)

Date	May 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/	Thomas W. Grant
Thomas W. Grant, President (Principal Executive Officer)

Date	May 24, 2006

By (Signature and Title)*	/s/	Janet Lawton Spates
Janet Lawton Spates, Treasurer (Principal Financial Officer)

Date	May 24, 2006

*Print the name and title of each signing officer under his or her signature.